Investments in associates	12 Months Ended
Dec. 31, 2018
Disclosure of associates [abstract]
Investments in associates
14	Investments in associates

	For the Year ended December 31,
	2018	2017
Balances at the beginning of the year	13,435	10,927
Translation differences	(1,150)	432
Share of loss in associates	(4,146)	(15,841)
Contributions	2,907	17,950 (1)
Decrease	(160)	(33)
Balances at the end of the year	10,886	13,435

(1) As of December 2017, CAAP made contributions in kind in Aeropuertos Andinos del Perú S.A. by the capitalization of credits (Note 28) keeping the same percentage of ownership.

Breakdown of the share of income or loss in associates is as follows:

	2018	2017	2016
Aeropuertos Andinos del Perú S.A.	(3,664)	(9,338)	168
Sociedad Aeroportuaria Kuntur Wasi S.A.	(1,661)	(5,945)	(565)
Others	1,179	(558)	(909)
	(4,146)	(15,841)	(1,306)

Main Associates are as follows:

		Country of	Percentage of ownership at December 31,		For the Year ended December 31,
Company	Main activity	incorporation	2018	2017	2018	2017
Aeropuertos Ecológicos de Galápagos S.A. (*)	Airport Operation	Ecuador	99.90%	99.90%	1,000	1,000
Sociedad Aeroportuaria KunturWasi S.A. (**)	Airport Operation	Perú	47.68%	47.68%	-	-
Aeropuertos Andinos del Perú S.A.	Airport Operation	Perú	50.00%	50.00%	8,640	11,762
Others		-	-	-	1,246	673
					10,886	13,435

(*) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.

(**) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero. Refer to note 25.a Peruvian proceedings.

Summarized selected financial information of Aeropuertos Andinos del Perú S.A., including the aggregated amounts of assets, liabilities, equity and profit or loss, is as follows:

	Aeropuertos Andinos del Perú S.A.
	2018	2017
Non-current assets	31,249	31,215
Current assets	5,449	4,690
Total assets	36,698	35,905
Non-current liabilities	9,304	2,430
Current liabilities	10,140	9,951
Total liabilities	19,444	12,381
Equity	17,254	23,524
Revenue	16,499	14,681
Loss for the year	(7,328)	(18,676)
Other comprehensive income/(loss) for the year	(1,471)	867
Total comprehensive loss for the year	(8,799)	(17,809)